UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2010
                                               --------------------------

Check here if Amendment |_|; Amendment Number: ____

This Amendment (Check only one.): |_| is a restatement.
                                  |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Riverside Advisors, LLC
            -----------------------------------------
Address:    3280 Peachtree Road, NE  Suite 2670
            -----------------------------------------
            Atlanta, Georgia  30305
            -----------------------------------------

Form 13F File Number: 28-10856

      The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

         Name:       Brian Simmons
                     -----------------------------------------
         Title:      Chief Compliance Officer
                     -----------------------------------------
         Phone:      (404) 949-3101
                     -----------------------------------------

Signature, Place, and Date of Signing:

      /s/ Brian Simmons           Atlanta, Georgia            4/7/10
      -----------------          -----------------           -------
         [Signature]                [City, State]             [Date]

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s)).

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s)).

List of Other Managers Reporting for this Manager:

      NONE

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           None
                                             -------------------
Form 13F Information Table Entry Total:      53
                                             -------------------
Form 13F Information Table Value Total:      $  235,649
                                             -------------------
                                             (thousands)

List of Other Included Managers:

      Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

      NONE

------------------------------- ------------- --------- ---------- ----------------------- ---------- -------- ---------------------
                                                                                                                 VOTING AUTHORITY
                                   TITLE OF                VALUE      SHRS OR    SH/  PUT/ INVESTMENT  OTHER   ---------------------
NAME OF ISSUER                      CLASS       CUSIP    (x$1000)     PRN AMT    PRN  CALL DISCRETION MANAGERS   SOLE   SHARED  NONE
------------------------------- ------------- --------- ---------- ------------ ----- ---- ---------- -------- -------- ------ -----
ACCENTURE LTD BERMUDA             COM         G1150G111     2,937      70,000     SH         SOLE                2,937
AEROPOSTALE                       COM         007865108     5,478     190,000     SH         SOLE                5,478
AETNA INC                         COM         00817Y108     6,601     188,000     SH         SOLE                6,601
ALMOST FAMILY INC                 COM         020409108     4,457     118,260     SH         SOLE                4,457
AMGEN INC                         COM         031162100     5,086      85,000     SH         SOLE                5,086
ANIXTER INTERNATIONAL INC         COM         035290105     2,577      55,000     SH         SOLE                2,577
APOLLO GROUP INC                  COM         037604105     5,210      85,000     SH         SOLE                5,210
ARROW ELECTRS INC                 COM         042735100     2,712      90,000     SH         SOLE                2,712
AVNET INC                         COM         053807103     4,875     162,500     SH         SOLE                4,875
BAXTER INTL INC                   COM         071813109     4,423      76,000     SH         SOLE                4,423
BROADRIDGE FINL SOLUTIONS INC     COM         11133T103     3,399     159,000     SH         SOLE                3,399
CHECK POINT SOFTWARE TECH LTD     COM         M22465104     4,208     120,000     SH         SOLE                4,208
CHUBB CORP                        COM         171232101     5,185     100,000     SH         SOLE                5,185
CIGNA CORP                        COM         125509109     5,853     160,000     SH         SOLE                5,853
COMPUTER SCIENCES CORP            COM         205363104     4,332      79,500     SH         SOLE                4,332
CONOCOPHILLIPS                    COM         20825C104     5,117     100,000     SH         SOLE                5,117
DOLLAR TREE INC                   COM         256746108     5,389      91,000     SH         SOLE                5,389
DYNCORP INTL INC                  COM         26817C101     2,643     230,000     SH         SOLE                2,643
ELI LILLY AND CO                  COM         532457108     5,071     140,000     SH         SOLE                5,071
EMC CORP/MASS                     COM         268648102     2,616     145,000     SH         SOLE                2,616
EMCOR GROUP INC                   COM         29084Q100     4,015     163,000     SH         SOLE                4,015
EMERGENCY MEDICAL SVCS CORP       COM         29100P102     3,704      65,500     SH         SOLE                3,704
EVEREST RE GROUP LTD              COM         G3223R108     4,856      60,000     SH         SOLE                4,856
FAMILY DOLLAR STORES              COM         307000109     4,027     110,000     SH         SOLE                4,027
FLEXTRONICS INTL LTD              COM         Y2573F102     1,254     160,000     SH         SOLE                1,254
FLUOR CORP                        COM         343412102     3,488      75,000     SH         SOLE                3,488
GENERAL DYNAMICS CORP             COM         369550108     3,474      45,000     SH         SOLE                3,474
HILL ROM HLDGS INC                COM         431475102     4,626     170,000     SH         SOLE                4,626
HONEYWELL INTERNATIONAL INC       COM         438516106     2,648      58,500     SH         SOLE                2,648
HUBBELL INC CL-B                  COM         443510201     4,387      87,000     SH         SOLE                4,387
HUMANA INC                        COM         444859102     3,742      80,000     SH         SOLE                3,742
JABIL CIRCUIT INC                 COM         466313103     3,997     246,900     SH         SOLE                3,997
JOHNSON & JOHNSON                 COM         478160104     5,216      80,000     SH         SOLE                5,216
LINCARE HLDGS INC                 COM         532791100     3,887      86,600     SH         SOLE                3,887
MCKESSON CORP                     COM         58155Q103     3,680      56,000     SH         SOLE                3,680
Mednax Inc                        COM         58502B106     4,073      70,000     SH         SOLE                4,073
MEDTRONIC INC                     COM         585055106     4,593     102,000     SH         SOLE                4,593
MERCK & CO INC                    COM         58933Y105     4,856     130,000     SH         SOLE                4,856
PARTNERRE LTD                     COM         G6852T105     4,664      58,500     SH         SOLE                4,664
PERFECT WORLD CO LTD              COM         71372U104     4,719     126,000     SH         SOLE                4,719
Pfizer Inc.                       COM         717081103     4,459     260,000     SH         SOLE                4,459
PROSHARES TR                      COM         74347R297    14,607     300,000     SH         SOLE               14,607
RELIANCE STEEL & ALUMINUM         COM         759509102     4,485      91,100     SH         SOLE                4,485
SCHEIN HENRY INC                  COM         806407102     4,535      77,000     SH         SOLE                4,535
SOHU COM INC                      COM         83408W103     5,597     102,500     SH         SOLE                5,597
STRYKER CORP                      COM         863667101     4,148      72,500     SH         SOLE                4,148
SYNNEX CORP                       COM         87162W100     3,429     116,000     SH         SOLE                3,429
TRUE RELIGION APPAREL INC         COM         89784N104     6,527     215,000     SH         SOLE                6,527
TYCO ELECTRONICS LTD SWITZERLD    COM         H8912P106     4,683     170,400     SH         SOLE                4,683
WALGREEN CO                       COM         931422109     4,636     125,000     SH         SOLE                4,636
Watson Wyatt Worldwide Inc-A      COM         942712100     3,088      65,000     SH         SOLE                3,088
WellPoint Inc.                    COM         94973V107     4,185      65,000     SH         SOLE                4,185
Western Digital Corporation       COM         958102105     3,197      82,000     SH         SOLE                3,197